Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Financials instruments [Abstract]
Disclosure of detailed information about other financial assets [Text Block]
10.1
Types of other financial assets

Description of other financial assets	12/31/2017 ThUS$	12/31/2016 ThUS$

Other current financial assets (1)	360,941	284,160
Derivatives (2)	6,038	4,095
Hedging assets	-	934
Total other current financial assets	366,979	289,189

Other non-current financial assets (3)	42,879	14,099
Total other non-current financial assets	42,879	14,099

(1)	Relates to term deposits with maturities exceeding 90 days and less than 360 days from the investment date.

(2)	Relates to forwards and options that were not classified as hedging instruments (see detail in Note 10.3).

(3)	The detail of other financial assets, non-current is as follows:

	12/31/2017 ThUS$	12/31/2016 ThUS$

Non-current investments not accounted for using the equity accounting method, classified as available for sale	9,179	6,899
Hedging assets	8,910	7,156
Contribution for constitution of Joint Venture (1)	24,745	-
Other financial assets, non-current	45	44
Total other financial assets, non-current	42,879	14,099

(1)
SQM Potasio S.A. contributed ThUS$24,745 to set up Western Australia Lithium (WAL). This has still not been legally constituted as a company, so the funds remain in trust waiting to be transferred to WAL.

Disclosure of detailed information about other non current financial assets [Text Block]
The detail of other financial assets, non-current is as follows:

	12/31/2017 ThUS$	12/31/2016 ThUS$

Non-current investments not accounted for using the equity accounting method, classified as available for sale	9,179	6,899
Hedging assets	8,910	7,156
Contribution for constitution of Joint Venture (1)	24,745	-
Other financial assets, non-current	45	44
Total other financial assets, non-current	42,879	14,099

(1)
SQM Potasio S.A. contributed ThUS$
24,745
to set up Western Australia Lithium (WAL). This has still not been legally constituted as a company, so the funds remain in trust waiting to be transferred to WAL.

Disclosure of detailed information about other current financial assets [Text Block]
Detail of other current financial assets

Institution	12/31/2017 ThUS$	12/31/2016 ThUS$
Banco Santander	163,269	54,364
Banco de Crédito e Inversiones	71,748	40,627
Banco Itaú - Corpbanca	77,527	63,969
Banco Security	28,592	15,007
Morgan Stanley	-	3,150
Scotiabank Sud Americano	13,764	107,043
Banco Chile	4,834	-
Banco BBVA Chile	1,207	-
Total	360,941	284,160

Disclosure of trade and other receivables [text block]
10.2	Trade and other receivables

	12/31/2017			12/31/2016
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$$	ThUS$
Trade receivables	412,321	-	412,321	344,839	-	344,839
Prepayments	16,177	-	16,177	6,621	-	6,621
Other receivables	18,377	1,912	20,289	17,301	1,840	19,141
Total trade and other receivables	446,875	1,912	448,787	368,761	1,840	370,601

	12/31/2017			12/31/2016
	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	427,400	(15,079)	412,321	361,656	(16,817)	344,839
Trade receivables, current	427,400	(15,079)	412,321	361,656	(16,817)	344,839
Prepayments, current	16,877	(700)	16,177	9,421	(2,800)	6,621
Other receivables, current	23,409	(5,032)	18,377	19,300	(1,999)	17,301
Current trade and other receivables	40,286	(5,732)	34,554	28,721	(4,799)	23,922
Other receivables, non-current	1,912	-	1,912	1,840	-	1,840
Non-current receivables	1,912	-	1,912	1,840	-	1,840
Total trade and other receivables	469,598	(20,811)	448,787	392,217	(21,616)	370,601

Disclosure of detailed information about trade and other receivables [Text Block]
	12/31/2017			12/31/2016
	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net	Assets before allowances	Allowance for doubtful trade receivables	Assets for trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Receivables related to credit operations, current	427,400	(15,079)	412,321	361,656	(16,817)	344,839
Trade receivables, current	427,400	(15,079)	412,321	361,656	(16,817)	344,839
Prepayments, current	16,877	(700)	16,177	9,421	(2,800)	6,621
Other receivables, current	23,409	(5,032)	18,377	19,300	(1,999)	17,301
Current trade and other receivables	40,286	(5,732)	34,554	28,721	(4,799)	23,922
Other receivables, non-current	1,912	-	1,912	1,840	-	1,840
Non-current receivables	1,912	-	1,912	1,840	-	1,840
Total trade and other receivables	469,598	(20,811)	448,787	392,217	(21,616)	370,601

Disclosure of financial assets that are either past due or impaired [text block]
As of December 31, 2017 the detail of the uncollateralized portfolio is as follows:

	Current			Between 1 and 30 days	Between 31 and 60 days			Between 61 and 90 days	More than 91 days	Total
	THUS$		THUS$	THUS$	THUS$		THUS$	THUS$
Number of customers, portfolio under no renegotiated terms		2,282		194		68		21	21	2,586
Portfolio under no renegotiated terms		388,516		20,022		9,909		851	8,102	427,400
Number of customers under renegotiated terms portfolio		-		-		-		-	-	-
Portfolio under renegotiated terms, gross		-		-		-		-	-	-
Total gross portfolio		388,516		20,022		9,909		851	8,102	427,400

As of December 31, 2016 the detail of the uncollateralized portfolio is as follows:

	Current	Between 1 and 30 days	Between 31 and 60 days	Between 61 and 90 days	More than 91 days	Total
Number of customers, portfolio under no renegotiated terms	503	173	59	19	40	794
Number of customers under renegotiated terms portfolio	-	-	-	-	-	-
Total gross portfolio	304,072	42,732	7,218	1,182	6,452	361,656

Disclosure of allowance for credit losses [text block]

Hedging assets with underlying debt	Derivative instruments (Fwds)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2017	8,910	5,641	2,170	-	2,170

Hedging liabilities with underlying debt	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

December 31, 2017	17,128	33,696	41	-	41

Hedging liabilities with underlying investments	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2017	(20,159)	(20,256)	97	-	97

Hedging assets with underlying debt	Derivative instruments (Fwds)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2016	830	789	41	(9)	32

Hedging liabilities with underlying debt	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

December 31, 2016	43,235	28,108	(29)	5	(24)

Hedging liabilities with underlying investments	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2016	218	(294)	76	(19)	57

Hedging liabilities with underlying investments	Derivative instruments (CCS)	Effect on profit or loss for the period Derivative instruments	Hedging reserve in gross equity	Deferred tax hedging reserve in equity	Hedging reserve in equity
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
December 31, 2015	74.786	(29.245)	86	96	182

Disclosure of maturity analysis for derivative financial liabilities [text block]	Derivative contract maturities are detailed as follows:
Series	Contract amount	Currency	Maturity date
	ThUS$
H	191,638	UF	01/05/2018
O	58,748	UF	02/01/2022

Disclosure of financial liabilities [text block]
As of December 31, 2017 and December 31, 2016, the detail is as follows:

	12/31/2017			12/31/2016
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Bank borrowings	163,568	-	163,568	101,270	-	101,270
Obligations with the public (bonds)	13,494	1,031,507	1,045,001	58,973	1,059,706	1,118,679
Derivatives	5,979	-	5,979	1,920	-	1,920
Hedging liabilities	37,287	-	37,287	16,981	33,732	50,713
Total	220,328	1,031,507	1,251,835	179,144	1,093,438	1,272,582

Disclosure of detailed information about borrowings [text block]
As of December 31, 2017 and December 31, 2016, the detail is as follows:

	12/31/2017	12/31/2016
	ThUS$	ThUS$
Long-term bank borrowings	-	-

Short-term bank borrowings	163,568	101.270
Short-term borrowings and current portion of long-term borrowings	163,568	101.270
Total bank borrowings	163,568	101.270

Disclosure of detailed information about short term borrowings [Text Block]
As of December 31, 2017 and December 31, 2016, the detail of this caption is as follows:

Debtor			Creditor			Currency or
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	Repayment	Effective rate	Nominal rate
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.63%	1.63%
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.73%	1.73%
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.73%	1.73%
93,007,000-9	SQM S.A.	Chile	97,018,000-1	Banco Estado	Chile	US$	Upon maturity	1.64%	1.64%
93,007,000-9	SQM S.A.	Chile	97,018,000-1	Banco Estado	Chile	US$	Upon maturity	1.67%	1.67%
93,007,000-9	SQM S.A.	Chile	97,018,000-1	Banco Estado	Chile	US$	Upon maturity	1.67%	1.67%
79,626,800-K	SQM Salar S.A.	Chile	97,018,000-1	Banco Estado	Chile	US$	Upon maturity	1.91%	1.91%
79,626,800-K	SQM Salar S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.94%	1.94%
79,947,100-0	SQM Industrial S.A.	Chile	97,030,000-7	Banco Estado	Chile	US$	Upon maturity	1.74%	1.74%
79,947,100-0	SQM Industrial S.A.	Chile	97,030,000-7	Banco Estado	Chile	US$	Upon maturity	1.65%	1.65%

		12/31/2017			12/31/2017
Debtor	Creditor	Nominal amounts			Current amounts
Company	Financial institution	Up to 90 days ThUS$	90 days to 1 year ThUS$	Total ThUS$	Up to 90 days ThUS$	90 days to 1 year ThUS$	Subtotal ThUS$	Borrowing costs ThUS$	Total ThUS$
SQM,S,A,	Scotiabank Sud Americano	-	20,000	20,000	-	20,137	20,137	-	20,137
SQM,S,A,	Scotiabank Sud Americano	-	17,000	17,000	-	17,140	17,140	-	17,140
SQM,S,A,	Scotiabank Sud Americano	-	3,000	3,000	-	3,025	3,025	-	3,025
SQM,S,A,	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM,S,A,	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM,S,A,	Banco Estado	15,000	-	15,000	15,011	-	15,011	-	15,011
SQM Salar S,A,	Banco Estado	-	20,000	20,000	-	20,071	20,071	-	20,071
SQM Salar S,A,	Scotiabank Sud Americano	-	20,000	20,000	-	20,072	20,072	-	20,072
SQM Industrial S,A,	Banco Estado	-	20,000	20,000	-	20,064	20,064	-	20,064
SQM Industrial S,A,	Banco Estado	18,000	-	18,000	18,026	-	18,026	-	18,026
Total		63,000	100,000	163,000	63,059	100,509	163,568	-	163,568

Debtor			Creditor			Currency or
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country	adjustment index	Repayment	Effective rate	Nominal rate
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.00%	1.00%
93,007,000-9	SQM.S.A.	Chile	97,030,000-7	Banco Estado	Chile	US$	Upon maturity	4.3%	4.3%
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	0.74%	0.85%
93,007,000-9	SQM.S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	0.74%	0.84%
79,626,800-K	SQM Salar S.A.	Chile	97,018,000-1	Scotiabank Sud Americano	Chile	US$	Upon maturity	1.34%	0.84%
79,947,100-0	SQM Industrial S.A.	Chile	97,030,000-7	Banco Estado	Chile	US$	Upon maturity	1.20%	1.20%

		12/31/2016			1231/2016
Debtor	Creditor	Nominal amounts			Current amounts
Company	Financial institution	Up to 90 days ThUS$	90 days to 1 year ThUS$	Total ThUS$	Up to 90 days ThUS$	90 days to 1 year ThUS$	Subtotal ThUS$	Borrowing costs ThUS$	Total ThUS$
SQM.S.A.	Scotiabank Sud Americano	-	20,000	20,000	30	20,000	20,030	-	20,030
SQM.S.A.	Banco Estado	-	20,412	20,412	-	20,919	20,919	-	20,919
SQM.S.A.	Scotiabank Sud Americano	-	17,000	17,000	-	17,057	17,057	-	17,057
SQM.S.A.	Scotiabank Sud Americano	-	3,000	3,000	-	3,010	3,010	-	3,010
SQM Salar S.A.	Scotiabank Sud Americano	-	20,000	20,000	-	20,042	20,042	-	20,042
SQM Industrial S.A.	Banco Estado	20,000	-	20,000	20,212	-	20,212	-	20,212
Total		20,000	80,412	100,412	20,242	81,028	101,270	-	101,270

Disclosure of detailed information about current maturities of unsecured obligations [Text Block]
As of December 31, 2017 and December 31, 2016, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:
Bonds

Debtor							Periodicity
Tax ID No.	Company	País	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate

93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	04/21/2018	US$	Semiannual	Upon maturity	1.47%	5.50%
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	01/28/2018	US$	Semiannual	Upon maturity	3.17%	4.38%
93,007,000-9	SQM S.A.	Chile	-	ThUS$300,000	0403//2018	US$	Semiannual	Upon maturity	2.12%	3.63%
93,007,000-9	SQM S.A.	Chile	564	H	01/05/2018	UF	Semiannual	Semiannual	2.18%	4.90%
93,007,000-9	SQM S.A.	Chile	699	O	02/01/2018	UF	Semiannual	Upon maturity	2.80%	3.80%

			12/31/2017			12/31/2017
			Nominal maturities			Current maturities
Company	Country	Series	Up to 90 days	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Subtotal	Bond issuance costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S,A,	Chile	ThUS$250,000	-	-	-	-	2,674	2,674	(385)	2,289
SQM S,A,	Chile	ThUS$250,000	-	-	-	4,648	-	4,648	(433)	4,215
SQM S,A,	Chile	ThUS$300,000	-	-	-	-	2,658	2,658	(615)	2,043
SQM S,A,	Chile	H	-	-	-	4,127	-	4,127	(139)	3,988
SQM S,A,	Chile	O	-	-	-	1,026	-	1,026	(67)	959
Total			-	-	-	9,801	5,332	15,133	(1,639)	13,494

Debtor							Periodicity
Tax ID No.	Company	País	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate

93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	10/21/2016	US$	Semiannual	Upon maturity	1.97%	5.50%
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	01/28/2017	US$	Semiannual	Upon maturity	3.61%	4.38%
93,007,000-9	SQM S.A.	Chile	-	ThUS$300,000	10/03/2016	US$	Semiannual	Upon maturity	2.48%	3.63%
93,007,000-9	SQM S.A.	Chile	446	C	12/01/2016	UF	Semiannual	Semiannual	1.34%	4.00%
93,007,000-9	SQM S.A.	Chile	564	H	01/05/2017	UF	Semiannual	Semiannual	2.47%	4.90%
93,007,000-9	SQM S.A.	Chile	700	M	02/01/2017	UF	Semiannual	Upon maturity	0.69%	3.30%
93,007,000-9	SQM S.A.	Chile	699	O	02/01/2017	UF	Semiannual	Upon maturity	3.00%	3.80%

			12/31/2016			12/31/2016
			Nominal maturities			Current maturities
Company	Country	Series	Up to 90 days	91 days to 1 year	Total	Up to 90 days	91 days to 1 year	Subtotal	Bond issuance costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S,A,	Chile	ThUS$250,000	-	-	-	-	2,674	2,674	(386)	2,288
SQM S,A,	Chile	ThUS$250,000	-	-	-	4,649	-	4,649	(433)	4,216
SQM S,A,	Chile	ThUS$300,000	-	-	-	-	2,658	2,658	(615)	2,043
SQM S,A,	Chile	C	-	5,903	5,903	-	6,098	6,098	-	6,098
SQM S,A,	Chile	H	-	-	-	3,726	-	3,726	(139)	3,587
SQM S,A,	Chile	M	39,356	-	39,356	39,893	-	39,893	(11)	39,882
SQM S,A,	Chile	O	-	-	-	926	-	926	(67)	859
Total			39,356	5,903	45,259	49,194	11,430	60,624	(1,651)	58,973

Disclosure of detailed information about non current maturities of unsecured obligations [Text Block]
The breakdown of non-current unsecured interest-bearing bonds as of December 31, 2017 and December 31, 2016 is detailed as follows:

							Periodicity
Tax ID No.	Company	Country	Number of registration or ID of the instrument	Series	Maturity date	Currency or adjustment index	Payment of interest	Repayment	Effective rate	Nominal rate
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	04/21/2020	US$	Semiannual	Upon maturity	5.50%	5.50%
93,007,000-9	SQM S.A.	Chile	-	ThUS$250,000	01/28/2025	US$	Semiannual	Upon maturity	4.38%	4.38%
93,007,000-9	SQM S.A.	Chile	-	ThUS$300,000	04/03/2023	US$	Semiannual	Upon maturity	3.63%	3.63%
93,007,000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.90%	6.01%
93,007,000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.80%	3.80%

Nominal non-current maturities 12/31/2017							Non-current maturities 12/31/2017
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	250,000	-	-	-	-	250,000	250,000	-	-	-	-	250,000	(517)	249,483
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(2,636)	247,364
MUS$300	-	-	-	-	300,000	300,000	-	-	-	-	300,000	300,000	(2,618)	297,382
H	-	-	-	-	174,367	174,367	-	-	-	-	174,367	174,367	(1,532)	172,835
O	-	-	-	-	65,388	65,388	-	-	-	-	65,388	65,388	(945)	64,443
Total	250,000	-	-	-	789,755	1,039,755	250,000	-	-	-	789,755	1,039,755	(8,248)	1,031,507

Tax ID No.
	Company		Country		Number of registration or ID of the instrument		Series		Maturity date		Currency or adjustment index		Payment of interest		Repayment		Effective rate	Nominal rate
93,007,000-9		SQM S.A.		Chile		-		ThUS$250,000		04/21/2020		US$		Semiannual		Upon maturity		5.94%	5.50%
93,007,000-9		SQM S.A.		Chile		-		ThUS$250,000		01/28/2025		US$		Semiannual		Upon maturity		4.62%	4.38%
93,007,000-9		SQM S.A.		Chile		-		ThUS$300,000		04/03/2023		US$		Semiannual		Upon maturity		3.95%	3.63%
93,007,000-9		SQM S.A.		Chile		446		C		12/01/2026		UF		Semiannual		Semiannual		5.57%	4.00%
93,007,000-9		SQM S.A.		Chile		564		H		01/05/2030		UF		Semiannual		Semiannual		5.22%	4.90%
93,007,000-9		SQM S.A.		Chile		699		O		02/01/2033		UF		Semiannual		Upon maturity		3.97%	3.80%

Nominal non-current maturities 12/31/2016							Non-current maturities 12/31/2016
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
MUS$250	-	250,000	-	-	-	250,000	-	250,000	-	-	-	250,000	(904)	249,096
MUS$250	-	-	-	-	250,000	250,000	-	-	-	-	250,000	250,000	(3,069)	246,931
MUS$300	-	-	-	-	300,000	300,000	-	-	-	-	300,000	300,000	(3,230)	296,770
C	5,903	5,903	5,903	5,903	29,519	53,131	5,903	5,903	5,903	5,903	29,519	53,131	-	53,131
H	-	-	-	-	157,426	157,426	-	-	-	-	157,426	157,426	(1,671)	155,755
O	-	-	-	-	59,035	59,035	-	-	-	-	59,035	59,035	(1,012)	58,023
Total	5,903	255,903	5,903	5,903	795,980	1,069,592	5,903	255,903	5,903	5,903	795,980	1,069,592	(9,886)	1,059,706

Disclosure of information about Series C bonds [Text Block]
As of December 31, 2017, December 31, 2016 and December 31, 2015, the Company has made the following payments with a charge to the Series C bonds:

Payments made	12/31/2017	12/31/2016	12/31/2015
	ThUS$	ThUS$	ThUS$
Principal payment	57,290	5,729	5,729
Interest payment	1,515	3,275	3,570

Disclosure of information about First issue single series bonds [Text Block]
As of December 31, 2017, December 31, 2016 and December 31, 2015, the Company has made the following payments with a charge to the Single series bonds:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Payments of principal owed	-	200,000	-
Payments of interest	-	6,125	12,250

Disclosure of information about issue of series H bonds [Text Block]
As of December 31, 2017, December 31, 2016 and December 2015, the Company has made the following payments with a charge to the Series H bonds:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Payments of interest, Series H bonds	7,691	7,289	7,696

Disclosure of information about second issue of single series bonds [Text Block]
As of December 31, 2017, December 31, 2016 and December 31, 2015, the detail of payments charged to the line of single series bonds, second issue is as follows:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Interest payment	13,750	13,750	13,750

Disclosure of information about issue of series M and O bonds [Text Block]

As of December 31, 2017, December 31, 2016 and December 2015 the Company has made the following payments with a charge to the Series M and O bonds:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Principal paymen, Series M bondst	40,726	-	-
Payment of interest, Series M bonds	667	1,242	1,248
Payment of interest, Series O bonds	2,301	2,142	2,153

Disclosure of information about third issue of single series bonds [Text Block]
As of December 31, 2017, December 31, 2016 and December 31, 2015, the following payments have been made with a debit to the line of single-series bonds, third issue:

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Payment of interest	10,875	10,875	10,875

Disclosure of information about fourth issue of single series bonds [Text Block]
As of December 31, 2017, December 31, 2016 and December 31, 2015, the following payments have been made.

Payments made	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$
Payment of interest	10,938	10,938	8,203

Disclosure of trade and other payables [text block]
Trade and other payables

	12/31/2017			12/31/2016
	Current	Non- current	Total	Current	Non- current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	195,858	-	195,858	200,215	-	200,215
Other accounts payable	422	-	422	281	-	281
Total	196,280	-	196,280	200,496	-	200,496

Disclosure of information about derivative instruments measured at fair value through profit or loss [Text Block]
This balance relates to derivative instruments measured at their fair value, which has generated balances against the Company. The detail of this type of instrument is as follows:

Financial liabilities at fair value through profit or loss		Effect on profit or loss as of 12/31/2017		Effect on profit or loss as of 12/31/2016		Effect on profit or loss as of 12/31/2015
	12/31/2017 ThUS$	ThUS$	12/31/2016 ThUS$	ThUS$	12/31/2015 ThUS$	ThUS$
Current
Derivate instruments (options)	-	-	-	-	215	1,304
Derivative instruments (IRS)	-	-	-	(229)	283	(242)
	-	-	-	(229)	498	1,062

Disclosure of detailed information about categories of financial assets [Text Block]
  Financial Assets

		12/31/2017			12/31/2016
	Financial	Current	Non-current	Total	Current	Non-current	Total
Description of financial assets	instruments	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$
Cash and cash equivalent		630,438	-	630,438	514,669	-	514,669

Financial assets at fair value through profit or loss	Derivative instruments	6,038	8,910	14,948	5,029	7,156	12,185
Total financial assets at fair value		6,038	42,834	48,872	5,029	14,055	19,084

Disclosure of detailed information about categories of financial liabilities [Text Block]
Financial liabilities

		12/31/2017			12/31/2016
	Financial	Current	Non-current	Total	Current	Non-current	Total
Description of financial liabilities	instruments	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$	Amount ThUS$

Trade payables due to related parties		1,365	-	1,365	7	-	7

Financial liabilities at fair value through profit or loss	Derivative instruments	43,266	-	43,266	18,901	33,732	52,633

Financial liabilities at fair value through profit or loss		44,631	-	44,631	18,908	33,732	52,640

Financial liabilities measured at amortized cost	Bank borrowings	163,568	-	163,568	101,270	-	101,270

Financial liabilities measured at amortized cost	Obligations with the public	13,494	1,031,507	1,045,001	58,973	1,059,706	1,118,679

Financial liabilities measured at amortized cost	Trade and other payables	196,280	-	196,280	200,496	-	200,496

Total financial liabilities measured at amortized cost		373,342	1,031,507	1,404,849	360,739	1,059,706	1,420,445

Total financial liabilities		417,973	1,031,507	1,449,480	379,647	1,093,438	1,473,085

Disclosure of fair value measurement [text block]
The valuation technique used for determining fair value of our hedging instruments is that indicated in Level 2.

	Fair value	Measurement methodology
	12/31/2017	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets
Investment
Investment SQM Australia	24,746	24,746	-	-
Shares	9,159	9,159	-	-
Non-hedging derivatives
Forwards	2,744	-	2,744	-
Options	110	-	110	-
Swaps	3,184	-	3,184	-
Hedging derivatives
Swaps	8,726	-	8,726	-
Deposits, more than 90 days	360,941		360,941	-
Other	249	-	249	-
Financial liabilities
Non-hedging derivatives
Forwards	5,534	-	5,534	-
Options	445	-	445	-
Hedging derivatives
Swaps	37,287	-	37,287	-
Bank loans	163,568	-	163,568	-
Non-guaranteed bonds	1,039,956	-	1,039,956	-
Other	5,945	-	5,945	-

	Fair value	Measurement methodology
	12/31/2016	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$
Financial assets
Investment
Shares	6,879	6,879	-	-
Non-hedging derivatives
Forwards	924	-	924	-
Options	426	-	426	-
Swaps	2,745	-	2,745	-
Hedging derivatives
Swaps	8,090	-	8,090	-
Deposits, more than 90 days	284,159		284,159	-
Other	2,809	-	2,809	-
Financial liabilities
Non-hedging derivatives
Forwards	871	-	871	-
Options	363	-	363	-
Hedging derivatives
Swaps	50,713	-	50,713	-
Bank loans	101,270	-	101,270	-
Non-guaranteed bonds	1,103,324	-	1,103,324	-
Other	16,041	-	16,041	-

Disclosure of information about financial assets pledged as guarantee [Text Block]	As of December 31, 2017 and December 31, 2016, assets pledged as guarantees are as follows:
Restricted cash	12/31/2017 ThUS$	12/31/2016 ThUS$
Isapre Norte Grande Ltda.	771	685
Total	771	685

Disclosure of detailed information about financial instruments [text block]
The detail of the Company’s instruments at carrying value and estimated fair value is as follows:

	12/31/2017		12/31/2016
	Carrying value	Fair value	Carrying value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	630,438	630,438	514,669	514,669
Current trade and other receivables	446,875	446,875	368,761	368,761

Receivables due from related parties, current	59,132	59,132	82,259	82,259
Other financial assets, current:
- Time deposits	360,941	360,941	284,160	284,160
- Derivative instruments	6,038	6,038	4,095	4,095
- Hedging assets	-	-	934	934
Total other current financial assets	366,979	366,979	289,189	289,189
Non-Current Trade Receivables	1,912	1,912	1,840	1,840
Other non-current financial assets:	42,879	42,879	14,099	14,099
Total other non-current financial assets:	42,879	42,879	14,099	14,099
Other financial liabilities, current:
- Bank loans	163,568	163,568	101,270	101,270
- Derivative instruments	5,979	5,979	1,920	1,920
- Hedging liabilities	37,287	37,287	16,981	16,981
- Unsecured obligations	13,494	13,494	58,973	58,973
Other financial liabilities, current	220,328	220,328	179,144	179,144
Current and non-current accounts payable	196,280	196,280	200,496	200,496
Payables due to related parties, non-current	1,365	1,365	7	7
Other non-current financial liabilities:
- Bank loans	-	-	-	-
- Unsecured obligations	1,031,507	1,131,639	1,059,706	1,195,512
- Non-current hedging liabilities	-	-	33,732	33,732
Other non-current financial liabilities:	1,031,507	1,131,639	1,093,438	1,229,244